UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07094 _____________________________________________________

BlackRock New York Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—138.4%
			New York—138.4%
			Albany Cnty., GO, FGIC,
AAA	$1,515		3.50%, 6/01/08	No Opt. Call	$1,536,225
AAA	2,030		3.50%, 6/01/09	No Opt. Call	2,051,884
AAA	1,000		Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,027,750
NR	2,250		Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,291,175
			Dorm. Auth.,
AAA	1,070		Hosp. Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,056,689
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,647,409
AAA	2,970		Secured Hosp., 4.00%, 2/15/09, XLCA	No Opt. Call	3,051,200
AAA	3,500		Secured Hosp., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,694,040
AAA	5,000		Secured Hosp., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,275,850
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,687,232
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,681,925
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,363,850
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,436,620
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,441,550
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	522,165
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,030,380
AAA	1,960		East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,015,586
			Elmira City Sch. Dist., FGIC,
AAA	2,125		3.25%, 6/15/08	No Opt. Call	2,135,837
AAA	1,500		3.25%, 6/15/09	No Opt. Call	1,498,785
			Env. Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking, 3.875%, 4/15/10	No Opt. Call	1,672,315
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,201,060
AAA	830		PCR, Ser. D, 6.60%, 5/15/08	05/05 @ 102	851,132
			Erie Cnty., GO,
AAA	555		Ser. B, 5.70%, 5/15/08, MBIA	05/05 @ 101	562,581
NR	3,825		Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,798,531
NR	1,000		Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,018,680
AAA	1,185		Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,210,406
			Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
NR	1,125		3.75%, 6/15/09	No Opt. Call	1,145,970
NR	1,000		4.00%, 6/15/08	No Opt. Call	1,027,750
AAA	1,500		Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,534,620
AAA	1,070		Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,079,534
			Hsg. Fin. Agcy.,
AAA	1,345		Hsg. Proj. Mtg., Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,397,051
AAA	4,585		Hsg. Proj. Mtg., Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,761,981
AAA	1,885		Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	05/05 @ 100	1,895,066
AAA	12,500		Long Island Pwr. Auth. Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,198,625
			Lowville Central Sch. Dist., GO, FGIC,
NR	1,255		3.30%, 6/15/08	No Opt. Call	1,263,296
NR	1,305		3.60%, 6/15/09	No Opt. Call	1,321,704
			Met. Transp. Auth.,
AAA	12,000		Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,106,680
AAA	26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	28,513,012
AAA	2,500	[3]	Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,741,425
NR	1,500		Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,467,990
			Monroe Cnty., GO, Pub. Impvt., FGIC,
AAA	455	[3]	4.00%, 3/01/09	ETM	470,793
AAA	770		4.00%, 3/01/09	No Opt. Call	790,436
AAA	2,095		4.00%, 3/01/10	No Opt. Call	2,152,256
			Mt. Sinai Union Free Sch. Dist., AMBAC,
AAA	935		6.00%, 2/15/08	No Opt. Call	1,010,520
AAA	930		6.10%, 2/15/09	No Opt. Call	1,026,469
AAA	1,075		6.10%, 2/15/10	No Opt. Call	1,201,947
NR	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,037,494

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(continued)
			New Paltz Central Sch. Dist., GO, FGIC,
NR	$ 500		3.125%, 6/01/08	No Opt. Call	$ 500,660
NR	610		3.50%, 6/01/09	No Opt. Call	615,392
AAA	3,000		New York, GO, Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,085,980
			New York City, GO,
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,071,840
AAA	4,720		Ser. C, 4.75%, 8/15/09, XLCA	08/08 @ 101	4,967,375
AAA	12,755		Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,501,550
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	05/05 @ 100	45,170
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	05/05 @ 100	50,192
AAA	6,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,557,609
			New York City Hlth. & Hosp. Corp. Hlth. Sys., Ser. A,
AAA	2,810		3.75%, 2/15/09, FSA	No Opt. Call	2,861,535
AAA	2,000		5.00%, 2/15/08, AMBAC	No Opt. Call	2,104,320
			New York City Mun. Wtr. Fin. Auth., Ser. A,
AAA	11,500		Zero Coupon, 6/15/09, MBIA	No Opt. Call	9,930,135
AAA	1,710	[3]	6.00%, 6/15/08, FGIC	ETM	1,867,799
			New York City Transl. Fin. Auth.,
AAA	4,000		Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	4,122,720
AAA	7,800		Ser. B, 5.25%, 5/01/11, MBIA	No Opt. Call	8,540,688
AAA	2,000	[3]	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,149,180
AAA	3,300		Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,578,289
AAA	250	[3]	Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	272,435
			So. Seneca Central Sch. Dist., GO, MBIA,
NR	1,185		3.20%, 6/15/08	No Opt. Call	1,189,266
NR	1,045		3.375%, 6/15/09	No Opt. Call	1,049,232
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,059,211
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,405,600
AAA	1,675	[3]	Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,684,213
			Thruway Auth.,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,057,024
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,049,020
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,056,440
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,163,871
AAA	3,410		Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,664,488
AAA	2,265	[3]	Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,443,323
			Urban Dev. Corp. Correctional Facs., AMBAC,
AAA	2,000		Ser. A, 5.50%, 1/01/09	No Opt. Call	2,165,180
AAA	5,140		Svc. Contract Rev., Ser. B, 5.25%, 1/01/10	01/09 @ 101	5,525,654

			Total Long-Term Investments (cost $239,256,664)		250,240,867

			SHORT-TERM INVESTMENTS—20.9%
			Georgia—1.1%
A1+	2,000	[4]	Mun. Elec. Auth., Proj. One, Ser. C, 2.25%, 4/06/05, MBIA, FRWD	N/A	2,000,000

			New York—19.8%
A1+	10,550	[4]	Jay St. Dev. Corp. Cts. Fac. Lease Rev., Ser. A-2, 2.26%, 4/01/05, FRDD	N/A	10,550,000
			New York City, GO, FRDD,
A1+	4,700	[4]	Ser. A-7, 2.28%, 4/01/05	N/A	4,700,000
A-1	8,000	[4]	Ser. H-7, 2.28%, 4/01/05	N/A	8,000,000
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., FRDD
A1+	1,400	[4]	Ser. C, 2.29%, 4/01/05	N/A	1,400,000
A1+	300	[4]	Ser. G, 2.28%, 4/01/05, FGIC	N/A	300,000
A1+	5,580	[4]	New York City Transl. Fin. Auth., Ser. A-1, 2.27%, 4/06/05, FRWD	N/A	5,580,000
A1+	5,240	[4]	Triborough Brdg. & Tunl. Auth., Ser. C, 2.27%, 4/06/05, FSA, FRWD	N/A	5,240,000

					35,770,000

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Description	Value

Total Short-Term Investments (cost $37,770,000)	$ 37,770,000

Total Investments—159.3% (cost $277,026,6645)	$ 288,010,867
Other assets in excess of liabilities—1.3%	2,441,023
Preferred shares at redemption value, including dividends payable—(60.6%)	(109,589,300)

Net Assets Applicable to Common Shareholders—100%	$ 180,862,590

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[5]	Cost for Federal income tax purposes is $276,556,336. The net unrealized appreciation on a tax basis is $11,454,531 consisting of $11,663,584 gross unrealized appreciation and $209,053 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.0% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005